UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      11/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12230        Alps Advisers, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              79

Form 13F Information Table Value Total:  $      668,990
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
3M Company                     COM            88579y101     1626    17590 SH       SOLE                  17590      0     0
AT&T Inc.                      COM            00206r102      282     7492 SH       SOLE                   7492      0     0
Alcoa Inc.                     COM            013817101    11288  1274814 SH       SOLE       407000    789014      0 78800
American Express Co.           COM            025816109    19042   334892 SH       SOLE       103500    215692      0 15700
Apache                         COM            037411105     1183    13686 SH       SOLE                  13686      0     0
Apple Computer                 COM            037833100      233      350 SH       SOLE                    350      0     0
Archer Daniels Midland Co.     COM            039483102    16898   621723 SH       SOLE       210000    371823      0 39900
Automatic Data Processing      COM            053015103      805    13715 SH       SOLE                  13715      0     0
BB&T Corporation               COM            054937107    15992   482270 SH       SOLE       155000    294270      0 33000
CBIZ Inc                       COM            124805102      120    19885 SH       SOLE                  19885      0     0
CSX Corp.                      COM            126408103     1001    48235 SH       SOLE                  48235      0     0
CVS Caremark Corp.             COM            126650100    16888   348777 SH       SOLE       80000     243077      0 25700
Capital One Finance Corp.      COM            14040h105     1087    19070 SH       SOLE                  19070      0     0
Capstone Companies, Inc.       COM            12541A108       10  1085000 SH       SOLE                1085000      0     0
Chevron Corp.                  COM            166764100    24636   211363 SH       SOLE       61000     139063      0 11300
Cisco Systems Inc              COM            17275R102    21604  1131373 SH       SOLE       356500    696873      0 78000
Coca-Cola Co.                  COM            191216100    11771   310329 SH       SOLE       62000     240129      0  8200
Comcast Corp. - Special Class  COM            20030N200     4756   136640 SH       SOLE                 136640      0     0
Compugen Ltd                   COM            011768504      263    70000 SH       SOLE                  70000      0     0
ConocoPhillips                 COM            20825c104    18442   322533 SH       SOLE       103000    201233      0 18300
Consolidated Edison, Inc.      COM            209115104      993    16575 SH       SOLE                  16575      0     0
Corning Inc.                   COM            219350105    17950  1365053 SH       SOLE       460000    829553      0 75500
Dell Inc                       COM            24702r101    11978  1215393 SH       SOLE       405000    734993      0 75400
Devon Energy Co.               COM            25179m103    19752   326473 SH       SOLE       108000    200473      0 18000
Dominion Resources             COM            25746U109      766    14460 SH       SOLE                  14460      0     0
Duke Energy Corporation        COM            26441c105     1038    16014 SH       SOLE                  16014      0     0
Eaton Corp.                    COM            278058102     2054    43450 SH       SOLE                  43450      0     0
Emerson Electric Company       COM            291011104    15352   318051 SH       SOLE       105000    195051      0 18000
Exxon Mobil Corporation        COM            30231g102     4780    52270 SH       SOLE                  52270      0     0
Friendfinder Networks Inc      COM            358453306       28    32650 SH       SOLE                  32650      0     0
General Electric Co.           COM            369604103     2387   105102 SH       SOLE                 105102      0     0
General Mills                  COM            370334104      940    23580 SH       SOLE                  23580      0     0
H.J. Heinz Company             COM            423074103      941    16820 SH       SOLE                  16820      0     0
Harris Corp.                   COM            413875105    20373   397758 SH       SOLE       135000    235258      0 27500
Hewlett-Packard Co.            COM            428236103      599    35117 SH       SOLE                  35117      0     0
Intel Corporation              COM            458140100      977    43129 SH       SOLE                  43129      0     0
International Business Machine COM            459200101     3382    16301 SH       SOLE                  16301      0     0
Itracker System, Inc.          COM            46573A107       12   110000 SH       SOLE                 110000      0     0
J. P. Morgan Chase & Co.       COM            46625H100    26730   660318 SH       SOLE       195000    432718      0 32600
Johnson & Johnson              COM            478160104    21590   313304 SH       SOLE       88500     207604      0 17200
Kellogg Company                COM            487836108     6487   125565 SH       SOLE       38000      80365      0  7200
Kimberly-Clark Corp.           COM            494368103     1146    13355 SH       SOLE                  13355      0     0
McDonald's Corp.               COM            580135101      335     3655 SH       SOLE                   3655      0     0
Merck & Co., Inc.              COM            58933Y105     1739    38565 SH       SOLE                  38565      0     0
MetLife Inc.                   COM            59156r108    22528   653753 SH       SOLE       197000    421053      0 35700
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE                  39000      0     0
Microsoft Corporation          COM            594918104    21764   731316 SH       SOLE       201500    484816      0 45000
Monster Worldwide Inc.         COM            611742107    10969  1496446 SH       SOLE       442000    955446      0 99000
Morgan Stanley                 COM            617446448    12699   758616 SH       SOLE       190000    513616      0 55000
Occidental Petroleum           COM            674599105     5026    58405 SH       SOLE       24000      31405      0  3000
Oracle Corp.                   COM            68389X105     2448    77815 SH       SOLE                  77815      0     0
Pepsico, Inc.                  COM            713448108     8543   120716 SH       SOLE       33000      81916      0  5800
Pfizer Inc.                    COM            717081103     1062    42731 SH       SOLE                  42731      0     0
Procter & Gamble Co.           COM            742718109    21399   308526 SH       SOLE       89000     202526      0 17000
Rockwell Collins Inc.          COM            774341101     1714    31960 SH       SOLE                  31960      0     0
Royal Dutch Shell PLC CL B     COM            780259107     1335    18725 SH       SOLE                  18725      0     0
Schlumberger Ltd.              COM            806857108    15381   212652 SH       SOLE       70000     129652      0 13000
Schwab (Charles) Corp          COM            808513105    14960  1170092 SH       SOLE       400000    694092      0 76000
Southwestern Energy Company    COM            845467109     1326    38120 SH       SOLE                  38120      0     0
St. Jude Medical Inc.          COM            790849103    22216   527320 SH       SOLE       169000    328320      0 30000

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
State Street Corp.             COM            857477103    21285   507262 SH       SOLE       174000    302262      0 31000
Sysco Corp.                    COM            871829107      673    21515 SH       SOLE                  21515      0     0
TE Connectivity Ltd.           COM            H84989104    15061   442850 SH       SOLE       160000    254850      0 28000
Teva Pharma Inds ADR           COM            881624209    18123   437650 SH       SOLE       145000    265150      0 27500
Thermo Fisher Scientific       COM            883556102    11682   198566 SH       SOLE       57000     130566      0 11000
Tidewater Inc.                 COM            886423102    20626   425008 SH       SOLE       143000    258008      0 24000
Time Warner Cable              COM            88732J207     2836    29836 SH       SOLE                  29836      0     0
Time Warner Inc                COM            887317303     2443    53886 SH       SOLE                  53886      0     0
Unilever PLC - Sponsored ADR   COM            904767704     1099    30085 SH       SOLE                  30085      0     0
United Parcel Service -Cl B    COM            911312106     2580    36055 SH       SOLE                  36055      0     0
United Tech. Corp.             COM            913017109     2058    26285 SH       SOLE                  26285      0     0
Vodafone Group PLC ADR         COM            92857w209    20743   727818 SH       SOLE       205500    483718      0 38600
Wal-Mart Stores Inc.           COM            931142103      448     6070 SH       SOLE                   6070      0     0
Wells Fargo and Company        COM            949746101    27687   801815 SH       SOLE       240000    513115      0 48700
Western Union                  COM            959802109     5773   316860 SH       SOLE       110500    186360      0 20000
Winston Pharmaceuticals        COM            975657107        0    10115 SH       SOLE                  10115      0     0
Zimmer Holdings Inc.           COM            98956P102    22246   328981 SH       SOLE       105000    205281      0 18700
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE                  12500      0     0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE                  10000      0     0